Label	Element	Value
Trade and other payables	ifrs-full_TradeAndOtherPayables	€ 17,018,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	20,911,000
Collaboration Liabilities	inpha_CollaborationLiabilities	52,677,000
Collaboration Liabilities	inpha_CollaborationLiabilities	63,211,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	66,111,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	52,445,000
Change In Working Capital	inpha_ChangeInWorkingCapital	14,067,000
Change In Working Capital	inpha_ChangeInWorkingCapital	46,158,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	10,483,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	€ 14,481,000